UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2010
                                                   -------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
      --------------------------------

Address: 1st Floor Cassini House
         -----------------------
         57-59 St James's Street
         -----------------------
         London SW1A 1LD
         -----------------------
         England
         -----------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:     Kim Van Tonder
          ------------------
Title:    Head of Compliance
          ------------------
Phone:    +44(20) 7659-4250
          ------------------

Signature, Place, and Date of Signing:

/s/Kim Van Tonder
-----------------
[Signature]

London, England
---------------
[City, State]

July 20, 2010
-------------
[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers:

     None
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:

     20
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:

$ 2,699,877,682.76
--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE




                                                  VALUE                              PUT/  INVESTMENT  OTHER
                       TITLE OF                   --------                           ----  ----------  --------
NAME OF ISSUER         CLASS         CUSIP        (x$1000)   SHARES/PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED NONE
--------------         --------      ----------   --------   --------------  ------  ----  ----------  -------- ----   ------ ----

TRANSOCEAN LTD          COMMON      H8817H10 A    132,808    2,866,560       SH            SOLE                 2,866, 560

BEST BUY INC            COMMON      08651610 A      3,203       94,600       SH            SOLE                    94,600

ALLIANCE DATA SYSTEM    COMMON      01858110 A    123,460    2,074,254       SH            SOLE                 2,074,254

PEPSICO INC             COMMON      71344810 A    154,296    2,531,520       SH            SOLE                 2,531,520

BUNGE LIMITED           COMMON      G1696210 A    143,111    2,909,343       SH            SOLE                 2,909,343

YUM BRANDS INC          COMMON      98849810 A    218,354    5,593,086       SH            SOLE                 5,593,086

MCKESSON CORP           COMMON      58155Q10 A    253,644    3,766,589       SH            SOLE                 3,766,589

HUMAN GENOME SCI        COMMON      44490310 F    126,463    5,580,892       SH            SOLE                 5,580,892

PFIZER INC              COMMON      71708110 A    139,501    9,782,680       SH            SOLE                 9,782,680

CVS CAREMARK CORP       COMMON      12665010 A      3,120      106,410       SH            SOLE                   106,410

WALGREEN CO             COMMON      93142210 A    103,782    3,886,960       SH            SOLE                 3,886,960

WILLIAMS SONOMA INC     COMMON      96990410 A    184,851    7,447,659       SH            SOLE                 7,447,659

INTERPUBLIC GROUP       COMMON      46069010 A        206       28,827       SH            SOLE                    28,827

NEWS CORP LTD           CLASS B     65248E20 F    257,614   18,600,284       SH            SOLE                18,600,284

CLEARWIRE CORP          NEW CL A    18538Q10 F     16,915    2,323,439       SH            SOLE                 2,323,439

EXELON CORP             COMMON      30161N10 A    162,568    4,281,483       SH            SOLE                 4,281,483

LENNAR CORP             CLASS A     52605710 A    115,235    8,284,330       SH            SOLE                 8,284,330

ST JOE CO               COMMON      79014810 A    114,896    4,960,957       SH            SOLE                 4,960,957

ORACLE CORP             COMMON      68389X10 F    138,830    6,469,650       SH            SOLE                 6,469,650

INTEL CORP              COMMON      45814010 F    307,014   15,784,799       SH            SOLE                15,784,799
